Consideration payable and other payables (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 09, 2021 CNY (¥)
Consideration payable and other payables
Value added tax and other taxes payable	¥ 245,381	$ 33,959	¥ 225,598
Accrued payroll	81,158	11,232	59,834
Service fee payables	3,479	481	2,710
Payables related to office rental and property management fee	1,287	178	12,102
Contingent liabilities related to legal proceedings	1,034	143	0
Equity purchase payable	3,990	552	19,290
Payables related to the real property companies	73,950	10,234	73,950	¥ 73,950
Other current liabilities	22,938	3,175	12,644
Consideration payable and other payables	¥ 433,217	$ 59,954	¥ 406,128